RESTRUCTURING CHARGES - SCHEDULE OF RESTRUCTURING CHARGES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Publishing and Applications Segments
Lease termination costs	$ 8,272
Severance	9,993
Charges incurred	18,265
Cost of revenue
Publishing and Applications Segments
Charges incurred	10,117
Selling and marketing expense
Publishing and Applications Segments
Charges incurred	3,673
General and administrative expense
Publishing and Applications Segments
Charges incurred	2,526
Product development expense
Publishing and Applications Segments
Charges incurred	1,949
Publishing
Publishing and Applications Segments
Lease termination costs	8,172
Severance	7,461
Charges incurred	15,633
Payments made	(5,388)
Restructuring reserve accrual	10,245
Publishing | Cost of revenue
Publishing and Applications Segments
Charges incurred	9,186
Publishing | Selling and marketing expense
Publishing and Applications Segments
Charges incurred	3,080
Publishing | General and administrative expense
Publishing and Applications Segments
Charges incurred	2,175
Publishing | Product development expense
Publishing and Applications Segments
Charges incurred	1,192
Applications
Publishing and Applications Segments
Lease termination costs	100
Severance	2,532
Charges incurred	2,632
Payments made	(1,933)
Restructuring reserve accrual	699
Applications | Cost of revenue
Publishing and Applications Segments
Charges incurred	931
Applications | Selling and marketing expense
Publishing and Applications Segments
Charges incurred	593
Applications | General and administrative expense
Publishing and Applications Segments
Charges incurred	351
Applications | Product development expense
Publishing and Applications Segments
Charges incurred	757
Lease Termination Costs | Publishing
Publishing and Applications Segments
Charges incurred	8,172
Payments made	(314)
Restructuring reserve accrual	7,858
Lease Termination Costs | Applications
Publishing and Applications Segments
Charges incurred	100
Payments made	0
Restructuring reserve accrual	100
Severance | Publishing
Publishing and Applications Segments
Charges incurred	7,461
Payments made	(5,074)
Restructuring reserve accrual	2,387
Severance | Applications
Publishing and Applications Segments
Charges incurred	2,532
Payments made	(1,933)
Restructuring reserve accrual	$ 599